UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following annuals report to shareholders for the period ended December 31, 2022:

JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS:

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Annual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
December 31, 2022

A message to shareholders
Dear shareholder,
The world equity and fixed-income markets both lost ground during the 12 months ended December 31, 2022. Financial assets were hurt by central banks’ decision to combat surging inflation by ending their quantitative easing policies and raising interest rates aggressively. The rapid increase in rates, in turn, led to worries about a potential global recession and a downturn in corporate earnings in 2023. Growth stocks were particularly weak performers, but the value style held up much better in relative terms thanks in part to the strength in the energy sector and outperformance for more defensive market segments. European stocks underperformed their global developed-market peers, due in part to Russia’s invasion of Ukraine and its impact on the region’s economic growth. China also lagged considerably amid ongoing concerns about the nation’s regulatory and zero-COVID policies, leading to underperformance for the emerging markets more broadly. Bonds experienced meaningful weakness across regions, with both interest-rate- and credit-sensitive investments suffering unusually large losses.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Management’s discussion of portfolio performance
7	Multimanager Lifestyle Aggressive Portfolio
8	Multimanager Lifestyle Growth Portfolio
9	Multimanager Lifestyle Balanced Portfolio
10	Multimanager Lifestyle Moderate Portfolio
11	Multimanager Lifestyle Conservative Portfolio
12	Your expenses
15	Portfolios’ investments
21	Financial statements
26	Financial highlights
34	Notes to financial statements
56	Report of independent registered public accounting firm
57	Tax information
58	Special shareholder meeting
59	Trustees and Officers
62	More information
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High inflation, rising interest rates, and geopolitical issues weighed on nearly all segments of the financial markets during the period
Stocks fell sharply in response to these developments, with notable weakness in the growth style and the emerging markets.
Bonds suffered unusually large losses
While fixed-income investments often provide a cushion for diversified investors when stocks are falling, the opposite was true for the period.
The portfolios’ performance was mixed
Three portfolios underperformed their respective benchmarks, one performed in line with its benchmark, and one outperformed its benchmark.
PORTFOLIO ALLOCATION AS OF 12/31/2022 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2022 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Management’s discussion of fund performance
Can you describe investment conditions during the 12 months ended December 31, 2022?
The world equity and fixed-income markets lost ground, marking one of only a handful of times in history that both have finished in negative territory in a calendar year. Financial assets were hurt by central banks’ decision to combat surging inflation by ending their quantitative easing policies and raising interest rates aggressively. The U.S. Federal Reserve initiated the most rapid interest rate increase in a single year since the early 1980s. Rising rates, in turn, led to worries about a potential global recession and a downturn in corporate profits in 2023. Events overseas—especially Russia’s invasion of Ukraine and a slowdown in China’s economy—also weighed on sentiment.
While virtually all segments of the world equity markets lost ground, growth stocks were particularly weak. Rising rates reduce the value of expected earnings when discounted back to today’s dollars, pressuring shares of companies whose cash flows are more heavily weighted in the future. Conversely, value stocks—which tend to have higher current cash flow due in part to their above-average dividends—outperformed. Small- and mid-cap stocks trailed large-caps. In addition to being sensitive to trends in investors’ appetite for risk, companies in these categories are vulnerable to rising rates since they are more likely to require capital than established firms. The downturn in growth stocks—particularly the mega-cap technology-related companies that dominate the major U.S. indexes—caused domestic equities to lag the developed international markets. Emerging-market stocks underperformed, largely as a result of the outsized losses for China.
Bonds experienced meaningful weakness across regions. Yields surged higher across the maturity spectrum in response to the changes and central bank policy, with the most pronounced declines occurring among short-term issues. Both rate- and credit-sensitive investments suffered unusually large losses.
What elements of the portfolios’ positioning helped and hurt results?
Consistent with this challenging investment backdrop, all John Hancock Multimanager Lifestyle Portfolios posted negative absolute returns for the year. Three portfolios underperformed their respective benchmarks, John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, and John Hancock Multimanager Lifestyle Balanced Portfolio. John Hancock Multimanager Lifestyle Moderate Portfolio performed in line with its benchmark while the John Hancock Multimanager Lifestyle Conservative Portfolio outperformed its benchmark. The collective underperformance of the underlying managers caused the majority of the shortfall among the underperforming portfolios. Notable weaknesses were in the large-cap growth space, as well as the developed- and emerging-market international categories. With the exception of John Hancock Multimanager Lifestyle Aggressive Portfolio, manager performance in fixed income also detracted.
Most aspects of our allocation strategy contributed to performance in 2022. With the exception of John Hancock Multimanager Lifestyle Conservative Portfolio, an allocation to a real assets portfolio, which was boosted by its position in energy stocks—one of the few categories to deliver positive returns—was the largest contributor. Holdings in infrastructure and metals and mining stocks, while negative in absolute terms, also held up better than most segments of the financial markets. Our preference for the value style over growth contributed to performance, as did a decision to invest a portion of the portfolios in defensive stocks. We have long held a position in defensive stocks as a way to provide ballast in volatile markets, and the category indeed outperformed in the difficult environment of the past year.
All portfolios achieved a minor benefit from having a modest weighting in absolute return strategies. These holdings are intended to augment diversification due to their lower sensitivity to broader market movements. Allocation decisions in fixed income hurt relative performance in all portfolios except John Hancock Multimanager Lifestyle Conservative Portfolio and John Hancock Multimanager Lifestyle Moderate Portfolio. With the exception of John Hancock Multimanager Lifestyle Conservative Portfolio, all of the portfolios experienced a shortfall as a result of an investment in U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS). We established this position with the intention of offsetting potential downside in risk assets, since government bonds typically rally when investor sentiment wanes. However, in fact STRIPS declined sharply in 2022 due to their above-average interest-rate sensitivity. In all portfolios except John Hancock Multimanager Lifestyle Aggressive Portfolio, holdings in senior loans and
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

short-dated Treasury Inflation Protected Securities contributed to performance. We invested in these areas on the view that they were likely to outperform in a rising-rate environment, and that indeed proved to be the case.
How would you describe your portfolio activity?
Throughout the year, our core view was that the world economy continued to face important challenges that were likely to translate to muted returns for the major asset categories. We therefore steadily moved the portfolios in a more defensive direction, and we sought to diversify into asset classes with lower vulnerability to prevailing trends. At the close of the year, we remained in a defensive stance on the belief that persistent uncertainty is likely to fuel continued near-term volatility.
Can you tell us about changes to the portfolio management team?
Effective January 1, 2023, David Kobuszewski, CFA, and Geoffrey Kelley, CFA, will be added to the portfolio management team.
MANAGED BY

Nathan W. Thooft, CFA
Robert E. Sykes, CFA
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures,which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, and Robert E. Sykes, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Aggressive Target Allocation Index which seeks 92.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Aggressive Index which comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JP Morgan EMBI Global Index, and 4.0% of the ICE Bank of America Long U.S. STRIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	99.0
Equity	89.4
U.S. large cap	30.5
International equity	23.7
U.S. mid cap	12.5
Emerging-market equity	8.7
U.S. small cap	7.8
Large blend	4.8
Sector equity	1.4
Fixed income	2.1
Intermediate bond	1.4
Emerging-market debt	0.5
High yield bond	0.2
Alternative and specialty	7.5
Sector equity	6.8
Absolute return	0.7
U.S. Government	1.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-22 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-22.54	-20.17	-18.65	-18.93	-18.82	-18.59	-18.57	-18.59	-17.49	-17.54
5 year	3.74	3.95	5.01	4.60	4.85	5.08	5.11	5.07	6.50	5.84
10-year	7.38	7.11	7.94	7.76	7.99	8.23	8.32	8.27	9.50	8.88
Cumulative returns
5 year	20.13	21.40	27.68	25.22	26.73	28.09	28.30	28.04	37.04	32.83
10-year	103.78	98.78	114.79	111.21	115.64	120.49	122.38	121.31	147.93	134.16
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.40	2.10	1.10	1.50	1.35	1.05	1.00	1.04
Net (%)	1.40	2.10	1.10	1.50	1.25	1.05	1.00	1.04
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Multimanager Lifestyle Growth Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderately Aggressive Target Allocation Index which seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Growth Index which comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JP Morgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.3
Equity	74.4
U.S. large cap	26.0
International equity	20.9
U.S. mid cap	10.1
Emerging-market equity	6.5
U.S. small cap	6.0
Large blend	3.8
Sector equity	1.1
Fixed income	15.4
Intermediate bond	6.2
Multi-sector bond	3.0
Emerging-market debt	2.0
High yield bond	1.6
Bank loan	1.5
Short-term bond	1.1
Alternative and specialty	6.5
Sector equity	6.0
Absolute return	0.5
U.S. Government	3.7
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-22 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	-21.31	-18.92	-17.39	-17.71	-17.54	-17.36	-17.27	-17.31	-17.31	-16.31	-16.63
5 year	3.17	3.39	4.42	4.02	4.27	4.49	4.54	4.50	4.54	5.54	5.17
10-year	6.39	6.12	6.94	6.77	7.03	7.25	7.31	7.27	7.32	8.14	7.82
Cumulative returns
5 year	16.88	18.12	24.17	21.80	23.23	24.53	24.83	24.60	24.85	30.94	28.67
10-year	85.83	81.07	95.61	92.47	97.19	101.28	102.52	101.78	102.64	118.66	112.36
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.36	2.06	1.06	1.45	1.30	1.00	0.95	0.99	0.94
Net (%)	1.36	2.06	1.06	1.45	1.20	1.00	0.95	0.99	0.94
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderate Target Allocation Index which seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Balanced Index which comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JP Morgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.3
Equity	55.7
U.S. large cap	18.9
International equity	16.4
U.S. mid cap	7.2
U.S. small cap	4.4
Emerging-market equity	4.1
Large blend	3.8
Sector equity	0.9
Fixed income	30.7
Intermediate bond	10.9
Multi-sector bond	7.0
Emerging-market debt	3.5
High yield bond	3.2
Short-term bond	3.1
Bank loan	3.0
Alternative and specialty	5.9
Sector equity	4.7
Absolute return	0.7
Multi-asset income	0.5
U.S. Government	7.7
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-22 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	-20.08	-17.63	-16.13	-16.46	-16.24	-16.02	-15.97	-16.03	-15.97	-15.32	-16.17
5 year	2.43	2.65	3.68	3.29	3.53	3.74	3.79	3.75	3.80	4.74	4.12
10-year	5.06	4.79	5.60	5.43	5.69	5.91	5.97	5.92	5.98	6.91	6.36
Cumulative returns
5 year	12.76	13.98	19.83	17.58	18.93	20.18	20.46	20.21	20.51	26.04	22.34
10-year	63.78	59.72	72.45	69.70	73.91	77.50	78.58	77.75	78.74	94.98	85.35
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.31	2.01	1.01	1.40	1.25	0.95	0.90	0.94	0.89
Net (%)	1.31	2.01	1.01	1.40	1.15	0.95	0.90	0.94	0.89
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Multimanager Lifestyle Moderate Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Moderately Conservative Target Allocation Index which seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Moderate Index which comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JP Morgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.0
Equity	37.5
U.S. large cap	13.6
International equity	12.7
U.S. mid cap	4.6
U.S. small cap	2.3
Large blend	2.3
Emerging-market equity	2.0
Fixed income	49.4
Intermediate bond	21.5
Multi-sector bond	8.4
Short-term bond	5.2
Emerging-market debt	5.1
High yield bond	4.8
Bank loan	4.4
Alternative and specialty	5.1
Sector equity	2.1
Multi-asset income	1.5
Absolute return	1.0
Infrastructure	0.5
U.S. Government	8.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-22 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2
Average annual total returns
1 year	-17.92	-15.47	-13.84	-14.20	-13.95	-13.78	-13.77	-13.77	-13.68	-14.06	-14.50
5 year	1.49	1.69	2.71	2.32	2.57	2.77	2.82	2.78	2.85	3.05	3.05
10-year	3.59	3.32	4.13	3.95	4.20	4.40	4.48	4.44	4.50	4.85	4.80
Cumulative returns
5 year	7.66	8.76	14.32	12.14	13.52	14.64	14.90	14.71	15.09	16.19	16.19
10-year	42.25	38.64	49.82	47.31	50.83	53.79	54.96	54.46	55.29	60.56	59.87
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.26	1.96	0.96	1.35	1.20	0.90	0.85	0.89	0.84
Net (%)	1.26	1.96	0.96	1.35	1.10	0.90	0.85	0.89	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the Morningstar U.S. Conservative Target Allocation Index which seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Conservative Index which comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JP Morgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.1
Equity	18.1
International equity	6.8
U.S. large cap	4.8
U.S. mid cap	2.4
U.S. small cap	1.9
Large blend	1.2
Emerging-market equity	1.0
Fixed income	69.3
Intermediate bond	32.7
Multi-sector bond	9.8
Short-term bond	7.7
Emerging-market debt	6.9
High yield bond	6.3
Bank loan	5.9
Alternative and specialty	3.7
Multi-asset income	2.0
Infrastructure	1.7
U.S. Government	8.9
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-22 (%)
	Class A	Class C	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-16.00	-13.55	-11.76	-12.09	-11.90	-11.79	-11.67	-11.72	-13.02	-12.25
5 year	0.38	0.60	1.62	1.23	1.47	1.66	1.73	1.69	1.89	1.99
10-year	2.05	1.79	2.59	2.42	2.63	2.85	2.93	2.89	3.25	3.22
Cumulative returns
5 year	1.91	3.02	8.39	6.32	7.56	8.56	8.93	8.71	9.80	10.34
10-year	22.46	19.38	29.09	27.01	29.69	32.47	33.50	32.97	37.68	37.30
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.22	1.92	0.92	1.32	1.17	0.87	0.82	0.86
Net (%)	1.22	1.92	0.92	1.32	1.07	0.87	0.82	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2022 through December 31, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2022	Ending value on 12-31-2022	Expenses paid during period ended 12-31-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,017.70	$2.64	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class C	Actual expenses/actual returns	1,000.00	1,013.60	6.19	1.22%
	Hypothetical example	1,000.00	1,019.10	6.21	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,018.80	1.12	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class R2	Actual expenses/actual returns	1,000.00	1,017.60	3.05	0.60%
	Hypothetical example	1,000.00	1,022.20	3.06	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,018.00	1.88	0.37%
	Hypothetical example	1,000.00	1,023.30	1.89	0.37%
Class R5	Actual expenses/actual returns	1,000.00	1,019.30	0.87	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,019.10	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,019.50	0.81	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2022	Ending value on 12-31-2022	Expenses paid during period ended 12-31-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.60	$2.74	0.54%
	Hypothetical example	1,000.00	1,022.50	2.75	0.54%
Class C	Actual expenses/actual returns	1,000.00	1,009.60	6.28	1.24%
	Hypothetical example	1,000.00	1,019.00	6.31	1.24%
Class I	Actual expenses/actual returns	1,000.00	1,014.60	1.17	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class R2	Actual expenses/actual returns	1,000.00	1,012.80	3.15	0.62%
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,013.60	1.93	0.38%
	Hypothetical example	1,000.00	1,023.30	1.94	0.38%
Class R5	Actual expenses/actual returns	1,000.00	1,015.10	0.91	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class R6	Actual expenses/actual returns	1,000.00	1,015.70	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class 1	Actual expenses/actual returns	1,000.00	1,015.30	0.91	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class 5	Actual expenses/actual returns	1,000.00	1,015.00	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.50	$2.83	0.56%
	Hypothetical example	1,000.00	1,022.40	2.85	0.56%
Class C	Actual expenses/actual returns	1,000.00	1,002.60	6.41	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%
Class I	Actual expenses/actual returns	1,000.00	1,006.40	1.31	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R2	Actual expenses/actual returns	1,000.00	1,005.10	3.23	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,006.40	2.07	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class R5	Actual expenses/actual returns	1,000.00	1,007.50	1.06	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,007.80	0.81	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,007.50	1.01	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class 5	Actual expenses/actual returns	1,000.00	1,007.80	0.76	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2022	Ending value on 12-31-2022	Expenses paid during period ended 12-31-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,001.80	$2.93	0.58%
	Hypothetical example	1,000.00	1,022.30	2.96	0.58%
Class C	Actual expenses/actual returns	1,000.00	998.00	6.50	1.29%
	Hypothetical example	1,000.00	1,018.70	6.56	1.29%
Class I	Actual expenses/actual returns	1,000.00	1,003.40	1.41	0.28%
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%
Class R2	Actual expenses/actual returns	1,000.00	1,001.20	3.38	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,002.60	2.17	0.43%
	Hypothetical example	1,000.00	1,023.00	2.19	0.43%
Class R5	Actual expenses/actual returns	1,000.00	1,003.70	1.16	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,003.90	0.91	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,003.70	1.11	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class 5	Actual expenses/actual returns	1,000.00	1,004.00	0.86	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,001.00	$3.08	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
Class C	Actual expenses/actual returns	1,000.00	996.40	6.59	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Class I	Actual expenses/actual returns	1,000.00	1,002.60	1.51	0.30%
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%
Class R2	Actual expenses/actual returns	1,000.00	1,000.70	3.28	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,001.80	2.32	0.46%
	Hypothetical example	1,000.00	1,022.90	2.35	0.46%
Class R5	Actual expenses/actual returns	1,000.00	1,002.00	1.26	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,003.20	1.06	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class 1	Actual expenses/actual returns	1,000.00	1,002.90	1.26	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-22
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 89.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,763,924	$157,304,756
Capital Appreciation, Class NAV, JHF II (Jennison)	7,850,686	74,895,541
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,058,688	80,972,442
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,065,530	147,952,201
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,426,929	162,544,225
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,353,157	187,267,184
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,385,736	227,402,120
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,775,347	41,158,394
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,050,968	216,767,308
Global Equity, Class NAV, JHF II (MIM US) (B)	4,158,279	42,996,608
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,017,863	63,368,102
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,074,115	36,341,103
International Growth, Class NAV, JHF III (Wellington)	3,783,128	84,893,382
International Small Company, Class NAV, JHF II (DFA)	8,838,306	83,345,227
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,507,614	228,495,631
Mid Cap Growth, Class NAV, JHIT (Wellington)	12,512,585	155,656,553
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,558,115	216,624,747
Multifactor Emerging Markets ETF, JHETF (DFA)	3,081,553	71,461,214
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,466,222	101,689,937
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,575,630	59,895,003
Small Cap Value, Class NAV, JHF II (Wellington)	4,159,129	69,748,602
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,315,607	141,295,354
Fixed income - 2.1%
Core Bond, Class NAV, JHF II (Allspring Investments)	3,768,928	40,817,494
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,081,610	15,070,859
High Yield, Class NAV, JHBT (MIM US) (B)	2,607,725	7,484,171
Alternative and specialty - 7.5%
Diversified Macro, Class NAV, JHIT (Graham)	2,390,434	21,394,386
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,704,527	140,639,110
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,379,114	45,301,119
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	14,251,435	$16,246,636

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,811,083,800)		$2,939,029,409
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	164,205

TOTAL COMMON STOCKS (Cost $91,716)		$164,205
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 3.773%, 11/15/2052	$3,000	976
U.S. Treasury STRIPS, PO, 3.945%, 08/15/2051	25,670,000	8,344,695
U.S. Treasury STRIPS, PO, 3.993%, 05/15/2050	35,653,000	12,020,806
U.S. Treasury STRIPS, PO, 4.007%, 11/15/2048	18,002,000	6,418,193
U.S. Treasury STRIPS, PO, 4.142%, 05/15/2047	6,786,000	2,487,505

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,473,361)		$29,272,175
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2988% (F)(G)	105	1,046

TOTAL SHORT-TERM INVESTMENTS (Cost $1,046)		$1,046
Total investments (Cost $2,852,649,923) - 100.0%		$2,968,466,835
Other assets and liabilities, net - 0.0%		73,886
TOTAL NET ASSETS - 100.0%		$2,968,540,721
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-22
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.3%
Equity - 74.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,783,198	$356,061,214
Capital Appreciation, Class NAV, JHF II (Jennison)	20,028,201	191,069,036
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	43,230,577	348,006,145
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,770,804	351,180,640
Disciplined Value International, Class NAV, JHIT (Boston Partners)	28,099,522	367,541,745
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,864,671	340,843,164
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	28,652,564	$526,061,080
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,389,633	94,758,256
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,594,753	100,756,105
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,262,930	388,639,365
Global Equity, Class NAV, JHF II (MIM US) (B)	15,861,479	164,007,690
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,064,365	137,567,761
International Dynamic Growth, Class NAV, JHIT (Axiom)	9,406,423	83,905,294
International Growth, Class NAV, JHF III (Wellington)	7,786,504	174,729,146
International Small Company, Class NAV, JHF II (DFA)	19,352,177	182,491,027
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	60,623,888	522,577,911
Mid Cap Growth, Class NAV, JHIT (Wellington)	28,156,709	350,269,459
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,076,023	492,171,229
Multifactor Emerging Markets ETF, JHETF (DFA)	8,405,994	194,935,001
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,550,146	239,032,987
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	8,818,615	115,435,669
Small Cap Value, Class NAV, JHF II (Wellington)	8,533,794	143,111,733
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,924,970	317,627,755
Fixed income - 15.4%
Bond, Class NAV, JHSB (MIM US) (B)	38,544,440	513,797,387
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,874,790	165,613,477
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,111,380	118,901,985
High Yield, Class NAV, JHBT (MIM US) (B)	46,178,377	132,531,943
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,154,673	93,422,988
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	26,131,208	251,643,532
Alternative and specialty - 6.5%
Diversified Macro, Class NAV, JHIT (Graham)	4,204,197	37,627,565
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	31,536,847	349,112,901
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,766,891	105,134,082
Science & Technology, Class NAV, JHF II (T. Rowe Price)	39,191,254	44,678,030

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,850,943,113)		$7,995,243,302
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$373,054

TOTAL COMMON STOCKS (Cost $212,395)		$373,054
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$21,022,127	20,343,838
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	59,804,067	56,992,916
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	32,157,980	30,232,146
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	30,143,962	28,091,185
U.S. Treasury STRIPS, PO, 3.773%, 11/15/2052	3,000	976
U.S. Treasury STRIPS, PO, 3.945%, 08/15/2051	153,312,000	49,838,016
U.S. Treasury STRIPS, PO, 3.993%, 05/15/2050	210,400,000	70,938,706
U.S. Treasury STRIPS, PO, 4.007%, 11/15/2048	107,472,000	38,316,632
U.S. Treasury STRIPS, PO, 4.142%, 05/15/2047	40,093,000	14,696,660

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $402,009,138)		$309,451,075
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2988% (F)(G)	107	1,069

TOTAL SHORT-TERM INVESTMENTS (Cost $1,069)		$1,069
Total investments (Cost $8,253,165,715) - 100.0%		$8,305,068,500
Other assets and liabilities, net - 0.0%		237,178
TOTAL NET ASSETS - 100.0%		$8,305,305,678
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-22
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.3%
Equity - 55.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,704,615	$221,386,374
Capital Appreciation, Class NAV, JHF II (Jennison)	11,041,956	105,340,262
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	45,194,399	363,814,911
Disciplined Value, Class NAV, JHF III (Boston Partners)	10,216,754	213,938,834
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	21,605,294	$282,597,247
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,203,392	194,723,750
Equity Income, Class NAV, JHF II (T. Rowe Price)	17,294,816	317,532,823
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,674,729	69,326,236
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,798,377	93,182,570
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,325,489	231,456,908
Global Equity, Class NAV, JHF II (MIM US) (B)	17,197,997	177,827,287
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,870,258	39,244,413
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,243,880	65,748,055
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,924,623	61,767,637
International Growth, Class NAV, JHF III (Wellington)	6,135,985	137,691,499
International Small Company, Class NAV, JHF II (DFA)	9,636,413	90,871,374
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	37,293,675	321,471,482
Mid Cap Growth, Class NAV, JHIT (Wellington)	17,931,246	223,064,701
Mid Value, Class NAV, JHF II (T. Rowe Price)	22,321,193	332,139,346
Multifactor Emerging Markets ETF, JHETF (DFA)	5,268,702	122,181,199
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,323,170	154,221,569
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	5,744,112	75,190,430
Small Cap Value, Class NAV, JHF II (Wellington)	6,288,804	105,463,236
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,933,121	293,214,269
Fixed income - 30.7%
Bond, Class NAV, JHSB (MIM US) (B)	51,506,069	686,575,904
Core Bond, Class NAV, JHF II (Allspring Investments)	14,071,732	152,396,860
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	37,877,225	274,231,108
Floating Rate Income, Class NAV, JHF II (Bain Capital)	31,104,653	229,552,338
High Yield, Class NAV, JHBT (MIM US) (B)	85,410,824	245,129,064
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	25,982,090	239,035,224
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	56,614,367	545,196,359
Alternative and specialty - 5.9%
Diversified Macro, Class NAV, JHIT (Graham)	6,123,786	54,807,887
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	21,973,259	243,243,972
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	16,251,619	$78,495,319
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,388,886	39,368,309
Science & Technology, Class NAV, JHF II (T. Rowe Price)	33,309,814	37,973,188

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,150,025,312)		$7,119,401,944
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	231,161

TOTAL COMMON STOCKS (Cost $136,608)		$231,161
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$40,773,908	39,458,319
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	117,524,404	112,000,049
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	63,185,081	59,401,137
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	58,438,951	54,459,310
U.S. Treasury STRIPS, PO, 3.773%, 11/15/2052	3,000	976
U.S. Treasury STRIPS, PO, 3.945%, 08/15/2051	292,614,000	95,121,721
U.S. Treasury STRIPS, PO, 3.993%, 05/15/2050	395,635,000	133,392,752
U.S. Treasury STRIPS, PO, 4.007%, 11/15/2048	205,019,000	73,094,737
U.S. Treasury STRIPS, PO, 4.142%, 05/15/2047	75,463,000	27,662,038

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $774,013,437)		$594,591,039
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2988% (F)(G)	104	1,043

TOTAL SHORT-TERM INVESTMENTS (Cost $1,043)		$1,043
Total investments (Cost $7,924,176,400) - 100.0%		$7,714,225,187
Other assets and liabilities, net - 0.0%		542,642
TOTAL NET ASSETS - 100.0%		$7,714,767,829
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-22
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 37.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,134,848	$37,472,692
Capital Appreciation, Class NAV, JHF II (Jennison)	1,947,052	18,574,874
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,995,122	104,610,728
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,053,711	43,004,710
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,768,978	49,298,229
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,660,627	23,333,697
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,387,309	62,190,996
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,832,478	26,936,868
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	882,173	47,205,057
Global Equity, Class NAV, JHF II (MIM US) (B)	5,055,468	52,273,536
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,819,455	28,589,270
International Growth, Class NAV, JHF III (Wellington)	1,847,735	41,463,169
International Small Company, Class NAV, JHF II (DFA)	2,120,744	19,998,611
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,470,196	73,013,091
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,871,080	48,156,237
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,879,252	57,723,264
Multifactor Emerging Markets ETF, JHETF (DFA)	1,025,727	23,786,609
Small Cap Core, Class NAV, JHIT (MIM US) (B)	747,535	10,181,430
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,559,020	20,407,569
Small Cap Value, Class NAV, JHF II (Wellington)	1,373,859	23,039,614
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,418,891	52,378,150
Fixed income - 49.4%
Bond, Class NAV, JHSB (MIM US) (B)	21,803,728	290,643,700
Core Bond, Class NAV, JHF II (Allspring Investments)	18,933,568	205,050,538
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,294,051	117,968,934
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,896,044	102,552,807
High Yield, Class NAV, JHBT (MIM US) (B)	38,250,644	109,779,348
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,009,498	119,687,378
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	19,983,986	192,445,781
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 5.1%
Diversified Macro, Class NAV, JHIT (Graham)	2,510,485	$22,468,840
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,267,558	47,241,868
Infrastructure, Class NAV, JHIT (Wellington)	902,864	11,583,742
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,907,292	35,048,409

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,230,348,080)		$2,118,109,746
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	38,771

TOTAL COMMON STOCKS (Cost $24,354)		$38,771
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$17,991,268	17,410,771
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	52,458,582	49,992,713
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	28,204,844	26,515,750
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	25,782,201	24,026,455
U.S. Treasury STRIPS, PO, 3.773%, 11/15/2052	3,000	976
U.S. Treasury STRIPS, PO, 3.945%, 08/15/2051	58,909,000	19,149,889
U.S. Treasury STRIPS, PO, 3.993%, 05/15/2050	78,582,000	26,494,797
U.S. Treasury STRIPS, PO, 4.007%, 11/15/2048	41,257,000	14,709,220
U.S. Treasury STRIPS, PO, 4.142%, 05/15/2047	15,004,000	5,499,930

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $227,033,660)		$183,800,501
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2988% (F)(G)	112	1,118

TOTAL SHORT-TERM INVESTMENTS (Cost $1,118)		$1,118
Total investments (Cost $2,457,407,212) - 100.0%		$2,301,950,136
Other assets and liabilities, net - 0.0%		213,636
TOTAL NET ASSETS - 100.0%		$2,302,163,772
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-22
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.1%
Equity - 18.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	413,471	$13,652,802
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,307,310	42,723,847
Disciplined Value, Class NAV, JHF III (Boston Partners)	475,792	9,963,076
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,413,740	18,491,722
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,150,748	18,862,064
Equity Income, Class NAV, JHF II (T. Rowe Price)	846,421	15,540,287
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,393,510	13,252,276
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	169,344	9,061,605
Global Equity, Class NAV, JHF II (MIM US) (B)	2,018,850	20,874,904
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,187,706	12,043,338
International Growth, Class NAV, JHF III (Wellington)	717,046	16,090,516
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,179,283	44,645,423
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,610,283	20,031,920
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,550,943	23,078,030
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,312,837	17,185,036
Small Cap Value, Class NAV, JHF II (Wellington)	1,104,165	18,516,853
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,664,223	21,740,057
Fixed income - 69.3%
Bond, Class NAV, JHSB (MIM US) (B)	25,672,924	342,220,082
Core Bond, Class NAV, JHF II (Allspring Investments)	24,248,446	262,610,675
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,574,566	127,239,857
Floating Rate Income, Class NAV, JHF II (Bain Capital)	14,974,589	110,512,468
High Yield, Class NAV, JHBT (MIM US) (B)	40,662,961	116,702,698
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,446,753	142,110,128
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	18,831,439	181,346,756
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	2,503,247	32,116,661
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,137,595	37,114,232

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,857,271,708)		$1,687,727,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$24,798,151	$23,998,027
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	73,431,656	69,979,927
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	39,479,214	37,114,935
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	35,519,915	33,101,040

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $184,227,650)		$164,193,929
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2988% (F)(G)	121,734	1,216,831

TOTAL SHORT-TERM INVESTMENTS (Cost $1,216,891)		$1,216,831
Total investments (Cost $2,042,716,249) - 100.1%		$1,853,138,073
Other assets and liabilities, net - (0.1%)		(999,492)
TOTAL NET ASSETS - 100.0%		$1,852,138,581
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 12-31-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 12-31-22

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$29,436,380	$309,824,129	$594,822,200	$183,839,272	$164,193,929
Affiliated investments, at value	2,939,030,455	7,995,244,371	7,119,402,987	2,118,110,864	1,688,944,144
Total investments, at value	2,968,466,835	8,305,068,500	7,714,225,187	2,301,950,136	1,853,138,073
Dividends and interest receivable	198,782	7,826,299	13,911,943	5,840,496	6,256,177
Receivable for fund shares sold	172,737	1,774,765	1,707,203	802,946	886,417
Receivable for investments sold	14,533,870	36,341,591	27,557,031	6,489,343	2,649,255
Receivable from affiliates	153	505	519	200	199
Other assets	193,576	456,529	433,353	165,509	149,313
Total assets	2,983,565,953	8,351,468,189	7,757,835,236	2,315,248,630	1,863,079,434
Liabilities
Due to custodian	31,881	58,762	154,802	62,814	1,235,831
Payable for investments purchased	1,988,474	11,311,159	15,664,130	6,410,299	6,470,732
Payable for fund shares repurchased	12,710,626	33,963,297	26,459,456	6,344,769	3,001,625
Payable to affiliates
Accounting and legal services fees	157,124	438,743	408,390	122,185	98,694
Transfer agent fees	59,214	194,070	197,790	76,866	75,426
Distribution and service fees	2,930	5,849	5,527	2,058	1,474
Trustees’ fees	1,005	2,801	2,671	794	655
Other liabilities and accrued expenses	73,978	187,830	174,641	65,073	56,416
Total liabilities	15,025,232	46,162,511	43,067,407	13,084,858	10,940,853
Net assets	$2,968,540,721	$8,305,305,678	$7,714,767,829	$2,302,163,772	$1,852,138,581
Net assets consist of
Paid-in capital	$2,768,787,909	$8,103,577,838	$7,899,031,701	$2,469,321,569	$2,089,148,602
Total distributable earnings (loss)	199,752,812	201,727,840	(184,263,872)	(167,157,797)	(237,010,021)
Net assets	$2,968,540,721	$8,305,305,678	$7,714,767,829	$2,302,163,772	$1,852,138,581
Unaffiliated investments, at cost	$41,565,077	$402,221,533	$774,150,045	$227,058,014	$184,227,650
Affiliated investments, at cost	2,811,084,846	7,850,944,182	7,150,026,355	2,230,349,198	1,858,488,599
Total investments, at cost	2,852,649,923	8,253,165,715	7,924,176,400	2,457,407,212	2,042,716,249
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$514,957,058	$1,701,774,694	$1,748,410,560	$670,122,342	$666,614,274
Shares outstanding	43,266,482	143,521,784	150,037,309	60,430,684	60,594,290
Net asset value and redemption price per share	$11.90	$11.86	$11.65	$11.09	$11.00
Class C1
Net assets	$36,860,481	$109,394,405	$88,378,961	$40,250,205	$32,042,672
Shares outstanding	3,086,812	9,215,049	7,587,656	3,605,544	2,911,564
Net asset value, offering price and redemption price per share	$11.94	$11.87	$11.65	$11.16	$11.01
Class I
Net assets	$8,247,252	$28,777,965	$30,857,799	$14,749,337	$16,027,305
Shares outstanding	696,398	2,448,159	2,672,792	1,341,558	1,459,836
Net asset value, offering price and redemption price per share	$11.84	$11.75	$11.55	$10.99	$10.98
Class R2
Net assets	$11,648,333	$24,645,217	$20,397,885	$7,720,792	$6,411,997
Shares outstanding	989,943	2,102,793	1,765,316	699,029	583,937
Net asset value, offering price and redemption price per share	$11.77	$11.72	$11.55	$11.05	$10.98
Class R4
Net assets	$3,166,410	$3,432,474	$5,786,281	$1,080,432	$1,834,620
Shares outstanding	268,028	290,041	498,210	98,151	167,226
Net asset value, offering price and redemption price per share	$11.81	$11.83	$11.61	$11.01	$10.97
Class R5
Net assets	$3,216,586	$6,175,583	$14,378,362	$10,040,237	$2,338,806
Shares outstanding	271,305	520,171	1,235,187	912,495	213,096
Net asset value, offering price and redemption price per share	$11.86	$11.87	$11.64	$11.00	$10.98
Class R6
Net assets	$53,999,451	$118,282,173	$119,436,218	$30,096,446	$14,761,226
Shares outstanding	4,559,874	10,049,667	10,353,330	2,742,433	1,345,999
Net asset value, offering price and redemption price per share	$11.84	$11.77	$11.54	$10.97	$10.97
Class 1
Net assets	$2,336,445,150	$5,974,685,265	$5,540,410,234	$1,472,972,809	$1,112,107,681
Shares outstanding	197,812,069	507,607,278	480,367,502	133,889,559	101,372,879
Net asset value, offering price and redemption price per share	$11.81	$11.77	$11.53	$11.00	$10.97
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF ASSETS AND LIABILITIES 12-31-22

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$338,137,902	$146,711,529	$55,131,172	—
Shares outstanding	—	28,791,401	12,711,964	5,022,754	—
Net asset value, offering price and redemption price per share	—	$11.74	$11.54	$10.98	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$12.46	$12.42	$12.20	$11.61	$11.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 12-31-22

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$36,676,007	$142,944,050	$179,105,499	$68,454,567	$65,135,906
Interest	939,305	17,977,938	34,641,736	12,548,677	14,238,179
Total investment income	37,615,312	160,921,988	213,747,235	81,003,244	79,374,085
Expenses
Investment management fees	7,458,774	21,259,206	20,661,187	5,846,748	4,983,446
Distribution and service fees	3,505,590	10,463,316	10,280,236	3,641,623	3,337,928
Accounting and legal services fees	560,069	1,570,036	1,471,537	435,708	352,752
Transfer agent fees	723,008	2,389,452	2,457,512	955,003	949,502
Trustees’ fees	66,685	186,437	174,994	51,593	41,800
Custodian fees	32,081	34,508	34,531	34,523	33,548
State registration fees	122,127	149,857	162,097	133,793	171,104
Printing and postage	33,266	71,206	64,088	37,524	36,443
Professional fees	143,145	316,366	298,760	120,549	106,418
Other	73,060	178,779	170,378	61,033	52,845
Total expenses	12,717,805	36,619,163	35,775,320	11,318,097	10,065,786
Less expense reductions	(5,226,217)	(12,960,812)	(10,574,289)	(2,559,648)	(1,904,862)
Net expenses	7,491,588	23,658,351	25,201,031	8,758,449	8,160,924
Net investment income	30,123,724	137,263,637	188,546,204	72,244,795	71,213,161
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,443,174)	(16,326,246)	(31,319,579)	(8,491,134)	(5,915,627)
Affiliated investments	(20,835,963)	(51,653,787)	(77,574,889)	(31,504,932)	(41,048,966)
Capital gain distributions received from affiliated investments	153,153,937	372,514,815	269,429,602	57,775,070	21,525,906
	130,874,800	304,534,782	160,535,134	17,779,004	(25,438,687)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,332,368)	(114,441,079)	(221,533,225)	(49,766,533)	(16,017,776)
Affiliated investments	(875,563,040)	(2,222,438,001)	(1,756,744,065)	(447,948,469)	(309,341,932)
	(891,895,408)	(2,336,879,080)	(1,978,277,290)	(497,715,002)	(325,359,708)
Net realized and unrealized loss	(761,020,608)	(2,032,344,298)	(1,817,742,156)	(479,935,998)	(350,798,395)
Decrease in net assets from operations	$(730,896,884)	$(1,895,080,661)	$(1,629,195,952)	$(407,691,203)	$(279,585,234)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Year ended 12-31-22	Year ended 12-31-21	Year ended 12-31-22	Year ended 12-31-21	Year ended 12-31-22	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$30,123,724	$35,721,908	$137,263,637	$143,140,157	$188,546,204	$181,043,745
Net realized gain	130,874,800	601,199,891	304,534,782	1,485,455,052	160,535,134	1,193,043,950
Change in net unrealized appreciation (depreciation)	(891,895,408)	(17,356,005)	(2,336,879,080)	(116,448,915)	(1,978,277,290)	(226,524,571)
Increase (decrease) in net assets resulting from operations	(730,896,884)	619,565,794	(1,895,080,661)	1,512,146,294	(1,629,195,952)	1,147,563,124
Distributions to shareholders
From earnings
Class A	(69,571,808)	(64,702,777)	(209,996,492)	(206,632,761)	(187,187,690)	(211,529,315)
Class C	(4,731,421)	(5,168,936)	(12,784,564)	(16,332,268)	(8,863,566)	(14,684,938)
Class I	(1,171,382)	(1,086,293)	(3,749,197)	(4,046,840)	(3,533,561)	(4,222,507)
Class R2	(1,569,900)	(1,408,050)	(3,039,207)	(2,863,967)	(2,174,958)	(2,404,614)
Class R4	(433,103)	(290,114)	(426,460)	(494,938)	(629,169)	(741,486)
Class R5	(444,936)	(261,287)	(776,098)	(673,106)	(1,569,099)	(1,648,465)
Class R6	(7,487,350)	(5,964,748)	(15,068,406)	(13,118,125)	(13,228,803)	(11,523,850)
Class 1	(326,375,925)	(320,286,070)	(763,300,655)	(791,838,506)	(621,510,935)	(737,160,592)
Class 5	—	—	(43,240,110)	(40,550,453)	(16,439,729)	(17,992,698)
Total distributions	(411,785,825)	(399,168,275)	(1,052,381,189)	(1,076,550,964)	(855,137,510)	(1,001,908,465)
Portfolio share transactions
From portfolio share transactions	114,503,870	(76,862,439)	103,313,567	(335,908,907)	(180,083,065)	(271,296,818)
Total increase (decrease)	(1,028,178,839)	143,535,080	(2,844,148,283)	99,686,423	(2,664,416,527)	(125,642,159)
Net assets
Beginning of year	3,996,719,560	3,853,184,480	11,149,453,961	11,049,767,538	10,379,184,356	10,504,826,515
End of year	$2,968,540,721	$3,996,719,560	$8,305,305,678	$11,149,453,961	$7,714,767,829	$10,379,184,356
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Year ended 12-31-22	Year ended 12-31-21	Year ended 12-31-22	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$72,244,795	$65,564,986	$71,213,161	$61,127,410
Net realized gain (loss)	17,779,004	243,642,849	(25,438,687)	109,711,346
Change in net unrealized appreciation (depreciation)	(497,715,002)	(79,068,445)	(325,359,708)	(87,091,411)
Increase (decrease) in net assets resulting from operations	(407,691,203)	230,139,390	(279,585,234)	83,747,345
Distributions to shareholders
From earnings
Class A	(56,121,442)	(66,961,519)	(41,984,919)	(48,129,639)
Class C	(3,095,981)	(5,116,701)	(1,872,647)	(3,059,334)
Class I	(1,294,589)	(1,188,507)	(1,198,263)	(1,379,787)
Class R2	(636,530)	(766,308)	(393,834)	(463,184)
Class R4	(115,844)	(240,574)	(118,464)	(137,913)
Class R5	(869,105)	(684,494)	(151,328)	(187,011)
Class R6	(2,553,893)	(2,370,213)	(971,551)	(1,106,440)
Class 1	(129,877,218)	(159,818,494)	(74,288,376)	(88,420,244)
Class 5	(4,904,970)	(5,747,962)	—	—
Total distributions	(199,469,572)	(242,894,772)	(120,979,382)	(142,883,552)
Portfolio share transactions
From portfolio share transactions	(106,567,332)	(44,651,061)	(173,127,511)	(21,275,737)
Total decrease	(713,728,107)	(57,406,443)	(573,692,127)	(80,411,944)
Net assets
Beginning of year	3,015,891,879	3,073,298,322	2,425,830,708	2,506,242,652
End of year	$2,302,163,772	$3,015,891,879	$1,852,138,581	$2,425,830,708
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
Class C
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	—[7]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
Class I
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
Class R2
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
Class R4
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
Class R5
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
Class R6
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
Class 1
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Less than $0.005 per share.
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
Class C
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[6]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
Class I
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
Class R2
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
Class R4
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
Class R5
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
Class R6
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
Class 1
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
Class C
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
Class I
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
Class R2
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
Class R4
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
Class R5
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
Class R6
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
Class 1
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
Class C
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
Class I
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
Class R2
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
Class R4
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
Class R5
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
Class R6
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
Class 1
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
Class C
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
Class I
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
Class R2
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
Class R4
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
Class R5
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
Class R6
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
Class 1
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of December 31, 2022, by major security category or type:
	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,939,029,409	$2,939,029,409	—	—
Common stocks	164,205	—	—	$164,205
U.S. Government and Agency obligations	29,272,175	—	$29,272,175	—
Short-term investments	1,046	1,046	—	—
Total investments in securities	$2,968,466,835	$2,939,030,455	$29,272,175	$164,205

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,995,243,302	$7,995,243,302	—	—
Common stocks	373,054	—	—	$373,054
U.S. Government and Agency obligations	309,451,075	—	$309,451,075	—
Short-term investments	1,069	1,069	—	—
Total investments in securities	$8,305,068,500	$7,995,244,371	$309,451,075	$373,054

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,119,401,944	$7,119,401,944	—	—
Common stocks	231,161	—	—	$231,161
U.S. Government and Agency obligations	594,591,039	—	$594,591,039	—
Short-term investments	1,043	1,043	—	—
Total investments in securities	$7,714,225,187	$7,119,402,987	$594,591,039	$231,161

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,118,109,746	$2,118,109,746	—	—
Common stocks	38,771	—	—	$38,771
U.S. Government and Agency obligations	183,800,501	—	$183,800,501	—
Short-term investments	1,118	1,118	—	—
Total investments in securities	$2,301,950,136	$2,118,110,864	$183,800,501	$38,771

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,687,727,313	$1,687,727,313	—	—
U.S. Government and Agency obligations	164,193,929	—	$164,193,929	—
Short-term investments	1,216,831	1,216,831	—	—
Total investments in securities	$1,853,138,073	$1,688,944,144	$164,193,929	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2022 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$12,998
Multimanager Lifestyle Growth Portfolio	30,971
Multimanager Lifestyle Balanced Portfolio	29,444
Multimanager Lifestyle Moderate Portfolio	10,937
Multimanager Lifestyle Conservative Portfolio	9,485
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2022, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2022:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$5,305,634	$5,687,166
As of December 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,906,195,792	$240,526,918	$(178,255,875)	$62,271,043
Multimanager Lifestyle Growth Portfolio	8,434,351,380	520,430,766	(649,713,646)	(129,282,880)
Multimanager Lifestyle Balanced Portfolio	8,089,054,075	509,743,903	(884,572,791)	(374,828,888)
Multimanager Lifestyle Moderate Portfolio	2,499,975,378	92,644,849	(290,670,091)	(198,025,242)
Multimanager Lifestyle Conservative Portfolio	2,079,191,037	25,328,427	(251,381,391)	(226,052,964)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the year ended December 31, 2022 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$38,373,065	$373,412,760	$411,785,825
Multimanager Lifestyle Growth Portfolio	158,249,506	894,131,683	1,052,381,189
Multimanager Lifestyle Balanced Portfolio	208,704,743	646,432,767	855,137,510
Multimanager Lifestyle Moderate Portfolio	75,882,477	123,587,095	199,469,572
Multimanager Lifestyle Conservative Portfolio	72,015,816	48,963,566	120,979,382
The tax character of distributions for the year ended December 31, 2021 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$133,690,999	$265,477,276	$399,168,275
Multimanager Lifestyle Growth Portfolio	381,891,494	694,659,470	1,076,550,964
Multimanager Lifestyle Balanced Portfolio	375,654,306	626,254,159	1,001,908,465
Multimanager Lifestyle Moderate Portfolio	102,030,347	140,864,425	242,894,772
Multimanager Lifestyle Conservative Portfolio	76,422,647	66,460,905	142,883,552
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	—	$137,481,769
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Growth Portfolio	$29,555	$330,981,165
Multimanager Lifestyle Balanced Portfolio	18,907	190,546,109
Multimanager Lifestyle Moderate Portfolio	25,647	30,841,798
Multimanager Lifestyle Conservative Portfolio	35,743	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2023, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the year ended December 31, 2022, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$920,696	$69,490	$14,999	$19,379	$5,162	$4,493	$85,057	$4,103,661	—	$5,222,937
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Growth Portfolio	$2,716,116	$191,921	$50,366	$36,453	$5,720	$8,739	$172,529	$9,274,523	$500,329	$12,956,696
Multimanager Lifestyle Balanced Portfolio	2,467,982	143,701	45,445	26,989	7,869	17,796	143,620	7,520,431	193,931	10,567,764
Multimanager Lifestyle Moderate Portfolio	781,922	50,921	16,074	8,404	2,549	10,410	26,989	1,600,007	59,768	2,557,044
Multimanager Lifestyle Conservative Portfolio	716,848	38,942	20,666	6,230	1,822	2,284	14,181	1,101,852	—	1,902,825
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2022, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2023, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended December 31, 2022:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$3,280
Multimanager Lifestyle Growth Portfolio	4,116
Multimanager Lifestyle Balanced Portfolio	6,525
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$2,604
Multimanager Lifestyle Conservative Portfolio	2,037

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2022:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$218,718	$652,078	$405,326	$184,694	$164,986
Retained for printing prospectus, advertising and sales literature	24,466	73,914	46,418	18,264	15,665
Sales commission to unrelated broker-dealers	194,252	578,164	358,908	166,430	149,321
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2022, CDSCs received by the Distributor for Class A and Class C shares were as follows:
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$10,627	$4,150
Multimanager Lifestyle Growth Portfolio	47,444	9,936
Multimanager Lifestyle Balanced Portfolio	49,549	5,901
Multimanager Lifestyle Moderate Portfolio	30,090	3,134
Multimanager Lifestyle Conservative Portfolio	102,047	4,459
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended December 31, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,685,194	$654,248
	Class C	441,637	51,401
	Class I	—	10,657
	Class R2	62,329	1,136
	Class R4	11,476	306
	Class R5	1,428	266
	Class R6	—	4,994
	Class 1	1,303,526	—
	Total	$3,505,590	$723,008
Multimanager Lifestyle Growth Portfolio	Class A	$5,598,021	$2,173,457
	Class C	1,382,259	160,837
	Class I	—	40,327
	Class R2	130,023	2,417
	Class R4	14,395	379
	Class R5	3,135	580
	Class R6	—	11,455
	Class 1	3,335,483	—
	Total	$10,463,316	$2,389,452
Multimanager Lifestyle Balanced Portfolio	Class A	$5,825,640	$2,261,943
	Class C	1,193,946	138,876
	Class I	—	41,659
	Class R2	111,889	2,065
	Class R4	22,827	602
	Class R5	7,123	1,361
	Class R6	—	11,006
	Class 1	3,118,811	—
	Total	$10,280,236	$2,457,512
Multimanager Lifestyle Moderate Portfolio	Class A	$2,245,508	$871,940
	Class C	520,979	60,608
	Class I	—	17,897
	Class R2	43,975	792
	Class R4	9,134	240
	Class R5	5,297	982
	Class R6	—	2,544
	Class 1	816,730	—
	Total	$3,641,623	$955,003
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Conservative Portfolio	Class A	$2,242,829	$870,992
	Class C	437,170	50,862
	Class I	—	25,119
	Class R2	33,298	643
	Class R4	7,103	188
	Class R5	1,276	235
	Class R6	—	1,463
	Class 1	616,252	—
	Total	$3,337,928	$949,502
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended December 31, 2022 and 2021 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,226,455	$47,287,895	3,947,945	$70,351,101
Distributions reinvested	5,877,259	69,116,904	3,776,820	64,243,198
Repurchased	(5,342,653)	(77,792,638)	(5,263,600)	(93,926,019)
Net increase	3,761,061	$38,612,161	2,461,165	$40,668,280
Class C shares
Sold	345,166	$5,042,664	390,579	$6,973,832
Distributions reinvested	398,845	4,706,372	302,361	5,155,251
Repurchased	(1,023,613)	(14,906,490)	(1,311,577)	(23,287,703)
Net decrease	(279,602)	$(5,157,454)	(618,637)	$(11,158,620)
Class I shares
Sold	219,084	$3,215,797	428,512	$7,734,164
Distributions reinvested	89,876	1,051,547	56,401	955,433
Repurchased	(246,348)	(3,554,085)	(329,764)	(5,986,087)
Net increase	62,612	$713,259	155,149	$2,703,510
Class R2 shares
Sold	116,609	$1,626,957	192,221	$3,427,944
Distributions reinvested	126,467	1,470,807	77,638	1,307,416
Repurchased	(121,713)	(1,771,265)	(123,808)	(2,199,263)
Net increase	121,363	$1,326,499	146,051	$2,536,097
Class R4 shares
Sold	128,638	$1,957,456	21,528	$379,061
Distributions reinvested	37,113	433,103	17,167	290,114
Repurchased	(70,355)	(1,018,242)	(22,197)	(393,084)
Net increase	95,396	$1,372,317	16,498	$276,091
Class R5 shares
Sold	116,066	$1,708,849	24,461	$447,525
Distributions reinvested	37,964	444,936	15,415	261,287
Repurchased	(37,831)	(586,613)	(46,500)	(799,950)
Net increase (decrease)	116,199	$1,567,172	(6,624)	$(91,138)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,595,481	$23,343,611	1,119,457	$19,992,916
Distributions reinvested	625,509	7,318,459	343,025	5,810,839
Repurchased	(1,182,474)	(17,376,586)	(1,201,842)	(20,951,538)
Net increase	1,038,516	$13,285,484	260,640	$4,852,217
Class 1 shares
Sold	2,699,697	$39,348,655	1,465,686	$26,276,932
Distributions reinvested	27,967,089	326,375,925	18,951,839	320,286,070
Repurchased	(21,052,266)	(302,940,148)	(25,997,280)	(463,211,878)
Net increase (decrease)	9,614,520	$62,784,432	(5,579,755)	$(116,648,876)
Total net increase (decrease)	14,530,065	$114,503,870	(3,165,513)	$(76,862,439)

Multimanager Lifestyle Growth Portfolio	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,026,813	$144,790,649	13,694,823	$237,184,360
Distributions reinvested	17,690,589	207,690,487	12,424,385	204,256,277
Repurchased	(18,851,847)	(267,849,467)	(16,679,890)	(289,580,408)
Net increase	8,865,555	$84,631,669	9,439,318	$151,860,229
Class C shares
Sold	776,172	$11,177,809	1,028,838	$17,762,572
Distributions reinvested	1,086,037	12,760,932	990,396	16,291,925
Repurchased	(4,015,383)	(57,501,314)	(6,058,779)	(104,489,617)
Net decrease	(2,153,174)	$(33,562,573)	(4,039,545)	$(70,435,120)
Class I shares
Sold	695,036	$10,105,495	1,144,187	$19,866,733
Distributions reinvested	309,865	3,606,830	233,090	3,804,022
Repurchased	(1,086,157)	(15,260,501)	(1,062,520)	(18,426,902)
Net increase (decrease)	(81,256)	$(1,548,176)	314,757	$5,243,853
Class R2 shares
Sold	151,404	$2,064,563	283,892	$4,918,580
Distributions reinvested	242,244	2,810,030	162,637	2,647,734
Repurchased	(178,275)	(2,521,431)	(262,356)	(4,454,393)
Net increase	215,373	$2,353,162	184,173	$3,111,921
Class R4 shares
Sold	36,741	$512,753	41,332	$729,694
Distributions reinvested	36,387	426,460	30,142	494,938
Repurchased	(102,000)	(1,456,188)	(45,763)	(810,561)
Net increase (decrease)	(28,872)	$(516,975)	25,711	$414,071
Class R5 shares
Sold	77,218	$1,129,339	43,307	$746,560
Distributions reinvested	66,051	776,098	40,893	673,106
Repurchased	(48,984)	(677,349)	(134,586)	(2,217,611)
Net increase (decrease)	94,285	$1,228,088	(50,386)	$(797,945)
42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Growth Portfolio , Cont’d	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,135,004	$45,351,801	1,937,607	$33,342,345
Distributions reinvested	1,200,087	13,981,015	749,646	12,249,215
Repurchased	(2,556,859)	(35,943,709)	(2,631,338)	(44,618,664)
Net increase	1,778,232	$23,389,107	55,915	$972,896
Class 1 shares
Sold	2,072,447	$28,699,284	1,257,038	$21,682,937
Distributions reinvested	65,519,370	763,300,655	48,460,129	791,838,506
Repurchased	(56,692,581)	(801,636,415)	(73,569,726)	(1,269,931,314)
Net increase (decrease)	10,899,236	$(9,636,476)	(23,852,559)	$(456,409,871)
Class 5 shares
Sold	668,349	$9,589,179	750,012	$12,968,948
Distributions reinvested	3,717,980	43,240,110	2,486,233	40,550,453
Repurchased	(1,121,398)	(15,853,548)	(1,344,604)	(23,388,342)
Net increase	3,264,931	$36,975,741	1,891,641	$30,131,059
Total net increase (decrease)	22,854,310	$103,313,567	(16,030,975)	$(335,908,907)

Multimanager Lifestyle Balanced Portfolio	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,099,626	$166,682,011	17,393,567	$285,892,058
Distributions reinvested	15,883,062	185,782,453	13,424,407	209,694,558
Repurchased	(24,446,255)	(330,573,658)	(19,366,911)	(318,870,122)
Net increase	3,536,433	$21,890,806	11,451,063	$176,716,494
Class C shares
Sold	547,022	$7,558,413	720,710	$11,848,726
Distributions reinvested	759,032	8,819,343	941,452	14,657,422
Repurchased	(4,616,717)	(63,221,216)	(6,585,451)	(107,882,108)
Net decrease	(3,310,663)	$(46,843,460)	(4,923,289)	$(81,375,960)
Class I shares
Sold	911,546	$12,316,106	1,052,354	$17,224,808
Distributions reinvested	287,025	3,334,362	255,678	3,964,550
Repurchased	(1,334,147)	(17,914,188)	(908,185)	(14,802,293)
Net increase (decrease)	(135,576)	$(2,263,720)	399,847	$6,387,065
Class R2 shares
Sold	195,754	$2,575,487	353,687	$5,833,371
Distributions reinvested	162,828	1,886,951	136,582	2,116,375
Repurchased	(274,111)	(3,601,121)	(317,913)	(5,183,971)
Net increase	84,471	$861,317	172,356	$2,765,775
Class R4 shares
Sold	41,813	$565,305	63,251	$1,045,228
Distributions reinvested	53,890	629,169	47,600	741,486
Repurchased	(105,432)	(1,438,102)	(114,577)	(1,887,729)
Net decrease	(9,729)	$(243,628)	(3,726)	$(101,015)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Multimanager Lifestyle Balanced Portfolio , Cont’d	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	188,538	$2,552,529	121,144	$1,964,525
Distributions reinvested	134,099	1,569,099	105,457	1,648,465
Repurchased	(191,058)	(2,570,820)	(168,913)	(2,788,616)
Net increase	131,579	$1,550,808	57,688	$824,374
Class R6 shares
Sold	4,298,080	$59,349,856	2,809,050	$45,698,889
Distributions reinvested	1,084,730	12,587,018	719,028	11,144,604
Repurchased	(2,760,483)	(37,230,974)	(4,052,806)	(64,188,473)
Net increase (decrease)	2,622,327	$34,705,900	(524,728)	$(7,344,980)
Class 1 shares
Sold	3,002,145	$39,809,991	1,799,823	$29,446,376
Distributions reinvested	53,509,409	621,510,935	47,548,229	737,160,592
Repurchased	(63,988,271)	(858,391,314)	(70,543,999)	(1,150,051,991)
Net decrease	(7,476,717)	$(197,070,388)	(21,195,947)	$(383,445,023)
Class 5 shares
Sold	378,695	$5,295,968	651,202	$10,647,912
Distributions reinvested	1,414,195	16,439,729	1,159,842	17,992,698
Repurchased	(1,078,516)	(14,406,397)	(876,519)	(14,364,158)
Net increase	714,374	$7,329,300	934,525	$14,276,452
Total net decrease	(3,843,501)	$(180,083,065)	(13,632,211)	$(271,296,818)

Multimanager Lifestyle Moderate Portfolio	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,011,619	$88,828,542	10,851,331	$159,702,120
Distributions reinvested	4,862,008	54,561,446	4,600,189	64,952,906
Repurchased	(13,179,879)	(164,143,879)	(8,630,262)	(127,042,478)
Net increase (decrease)	(1,306,252)	$(20,753,891)	6,821,258	$97,612,548
Class C shares
Sold	452,954	$5,736,527	663,818	$9,842,735
Distributions reinvested	274,490	3,087,018	360,274	5,104,939
Repurchased	(2,196,688)	(27,841,693)	(3,307,719)	(48,822,326)
Net decrease	(1,469,244)	$(19,018,148)	(2,283,627)	$(33,874,652)
Class I shares
Sold	725,937	$9,145,984	503,093	$7,364,807
Distributions reinvested	109,821	1,222,493	80,575	1,129,238
Repurchased	(567,137)	(6,854,751)	(287,047)	(4,199,886)
Net increase	268,621	$3,513,726	296,621	$4,294,159
Class R2 shares
Sold	63,075	$782,383	193,946	$2,865,121
Distributions reinvested	54,550	609,061	50,868	715,347
Repurchased	(139,668)	(1,754,383)	(156,864)	(2,304,128)
Net increase (decrease)	(22,043)	$(362,939)	87,950	$1,276,340
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio , Cont’d	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	68,002	$824,186	44,609	$653,967
Distributions reinvested	10,254	115,844	17,136	240,574
Repurchased	(197,435)	(2,397,779)	(62,788)	(917,487)
Net decrease	(119,179)	$(1,457,749)	(1,043)	$(22,946)
Class R5 shares
Sold	577,675	$7,747,434	68,678	$1,000,116
Distributions reinvested	77,913	869,105	48,757	684,494
Repurchased	(346,041)	(4,452,901)	(125,469)	(1,824,594)
Net increase (decrease)	309,547	$4,163,638	(8,034)	$(139,984)
Class R6 shares
Sold	1,125,568	$14,068,457	1,042,171	$14,974,192
Distributions reinvested	211,874	2,351,929	156,013	2,187,489
Repurchased	(634,391)	(7,953,677)	(1,849,145)	(26,847,203)
Net increase (decrease)	703,051	$8,466,709	(650,961)	$(9,685,522)
Class 1 shares
Sold	2,222,413	$27,638,216	2,234,127	$32,592,680
Distributions reinvested	11,637,224	129,877,218	11,382,109	159,818,494
Repurchased	(19,149,410)	(237,785,784)	(20,610,599)	(302,394,765)
Net decrease	(5,289,773)	$(80,270,350)	(6,994,363)	$(109,983,591)
Class 5 shares
Sold	187,226	$2,387,873	396,634	$5,804,117
Distributions reinvested	440,490	4,904,970	410,312	5,747,962
Repurchased	(662,514)	(8,141,171)	(387,560)	(5,679,492)
Net increase (decrease)	(34,798)	$(848,328)	419,386	$5,872,587
Total net decrease	(6,960,070)	$(106,567,332)	(2,312,813)	$(44,651,061)

Multimanager Lifestyle Conservative Portfolio	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,980,898	$133,553,461	19,709,182	$272,465,204
Distributions reinvested	3,586,384	40,178,541	3,427,203	45,937,248
Repurchased	(19,041,962)	(228,390,841)	(14,400,061)	(198,955,758)
Net increase (decrease)	(4,474,680)	$(54,658,839)	8,736,324	$119,446,694
Class C shares
Sold	256,474	$3,094,117	608,717	$8,390,651
Distributions reinvested	166,427	1,863,718	227,416	3,043,914
Repurchased	(2,066,570)	(24,754,804)	(2,439,461)	(33,657,679)
Net decrease	(1,643,669)	$(19,796,969)	(1,603,328)	$(22,223,114)
Class I shares
Sold	831,558	$10,128,695	983,037	$13,607,805
Distributions reinvested	100,854	1,132,320	97,454	1,305,138
Repurchased	(1,230,600)	(14,384,787)	(672,168)	(9,265,784)
Net increase (decrease)	(298,188)	$(3,123,772)	408,323	$5,647,159
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Multimanager Lifestyle Conservative Portfolio , Cont’d	Year Ended 12-31-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	64,008	$760,508	163,819	$2,262,874
Distributions reinvested	33,529	374,652	33,189	444,269
Repurchased	(138,504)	(1,672,668)	(253,726)	(3,503,008)
Net decrease	(40,967)	$(537,508)	(56,718)	$(795,865)
Class R4 shares
Sold	5,667	$67,531	17,088	$233,906
Distributions reinvested	10,598	118,464	10,298	137,913
Repurchased	(24,218)	(289,970)	(45,567)	(631,147)
Net decrease	(7,953)	$(103,975)	(18,181)	$(259,328)
Class R5 shares
Sold	93,568	$1,199,497	56,746	$787,207
Distributions reinvested	13,533	151,328	13,968	186,998
Repurchased	(133,105)	(1,699,273)	(85,002)	(1,162,579)
Net decrease	(26,004)	$(348,448)	(14,288)	$(188,374)
Class R6 shares
Sold	504,630	$6,165,106	393,829	$5,427,392
Distributions reinvested	79,706	890,967	77,007	1,030,730
Repurchased	(621,555)	(7,568,180)	(614,383)	(8,442,316)
Net decrease	(37,219)	$(512,107)	(143,547)	$(1,984,194)
Class 1 shares
Sold	3,249,103	$39,522,662	4,099,722	$56,561,762
Distributions reinvested	6,638,493	74,288,376	6,600,865	88,420,244
Repurchased	(17,314,611)	(207,856,931)	(19,313,158)	(265,900,721)
Net decrease	(7,427,015)	$(94,045,893)	(8,612,571)	$(120,918,715)
Total net decrease	(13,955,695)	$(173,127,511)	(1,303,986)	$(21,275,737)
Affiliates of the Trust owned shares of the following classes of the portfolios on December 31, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$18,810,926	$328,785,092	$11,199,830	$451,060,357
Multimanager Lifestyle Growth Portfolio	156,303,667	924,162,261	179,122,506	1,357,686,766
Multimanager Lifestyle Balanced Portfolio	287,955,208	883,856,049	315,610,356	1,466,389,963
Multimanager Lifestyle Moderate Portfolio	82,801,079	267,859,449	107,513,750	430,430,560
Multimanager Lifestyle Conservative Portfolio	61,652,866	239,182,199	112,242,984	403,704,286
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2022, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	22.3%
	JHF II Mid Value Fund	15.7%
	JHF II Small Cap Growth Fund	15.2%
	JHF II Health Sciences Fund	14.7%
	JHF II International Small Company Fund	13.7%
	JHF Diversified Real Assets Fund	13.6%
	JHF II Small Cap Value Fund	13.1%
	JHF II Equity Income Fund	13.0%
	JHF II Science & Technology Fund	12.3%
	JHF Mid Cap Growth Fund	11.7%
	JHF International Dynamic Growth Fund	10.9%
	JHF Multifactor Emerging Markets ETF	10.5%
	JHF Emerging Markets Equity Fund	10.2%
	JHF Disciplined Value International Fund	7.4%
	JHF Financial Industries Fund	7.3%
	JHF II Capital Appreciation Value Fund	6.8%
	JHF II Capital Appreciation Fund	6.1%
	JHF Small Cap Core Fund	6.1%
	JHF II Global Equity Fund	6.1%
	JHF II International Strategic Equity Allocation Fund	5.7%
	JHF II Blue Chip Growth Fund	5.3%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	48.4%
	JHF II Mid Value Fund	35.6%
	JHF II Health Sciences Fund	34.1%
	JHF II Science & Technology Fund	33.8%
	JHF Diversified Real Assets Fund	33.7%
	JHF II Fundamental Global Franchise Fund	31.3%
	JHF II International Small Company Fund	30.1%
	JHF II Equity Income Fund	30.0%
	JHF II Small Cap Growth Fund	29.3%
	JHF II Capital Appreciation Value Fund	29.2%
	JHF Multifactor Emerging Markets ETF	28.8%
	JHF II Small Cap Value Fund	26.9%
	JHF Mid Cap Growth Fund	26.2%
	JHF International Dynamic Growth Fund	25.2%
	JHF II Global Equity Fund	23.2%
	JHF II Emerging Markets Debt Fund	18.7%
	JHF Emerging Markets Equity Fund	18.6%
	JHF Disciplined Value International Fund	16.8%
	JHF Financial Industries Fund	16.8%
	JHF II Capital Appreciation Fund	15.7%
	JHF Small Cap Core Fund	14.4%
	JHF II International Strategic Equity Allocation Fund	13.1%
	JHF II Blue Chip Growth Fund	11.9%
	JHF High Yield Fund	11.5%
	JHF Short Duration Bond Fund	9.7%
	JHF II Floating Rate Income Fund	9.4%
	JHF Fundamental Large Cap Core Fund	8.6%
	JHF II U.S. Sector Rotation Fund	7.2%
	JHF II Strategic Income Opportunities Fund	6.9%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF Diversified Macro Fund	5.5%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.3%
	JHF II Emerging Markets Debt Fund	30.9%
	JHF II Capital Appreciation Value Fund	30.5%
	JHF II Fundamental Global Franchise Fund	29.0%
	JHF II Science & Technology Fund	28.7%
	JHF II Health Sciences Fund	25.4%
	JHF II Global Equity Fund	25.2%
	JHF Short Duration Bond Fund	24.9%
	JHF II Mid Value Fund	24.0%
	JHF Diversified Real Assets Fund	23.4%
	JHF Global Thematic Opportunities Fund	23.1%
	JHF High Yield Fund	21.3%
	JHF II Small Cap Value Fund	19.8%
	JHF II Small Cap Growth Fund	19.1%
	JHF International Dynamic Growth Fund	18.5%
	JHF II Equity Income Fund	18.1%
	JHF II Floating Rate Income Fund	18.1%
	JHF Multifactor Emerging Markets ETF	18.0%
	JHF Mid Cap Growth Fund	16.7%
	JHF II Strategic Income Opportunities Fund	15.0%
	JHF II International Small Company Fund	15.0%
	JHF Disciplined Value International Fund	12.9%
	JHF Financial Industries Fund	12.3%
	JHF Emerging Markets Equity Fund	10.6%
	JHF II Core Bond Fund	9.6%
	JHF Small Cap Core Fund	9.3%
	JHF II Capital Appreciation Fund	8.6%
	JHF II International Strategic Equity Allocation Fund	8.1%
	JHF Diversified Macro Fund	7.9%
	JHF II Blue Chip Growth Fund	7.4%
	JHF II U.S. Sector Rotation Fund	6.7%
	JHF Fundamental Large Cap Core Fund	5.1%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.6%
	JHF II Emerging Markets Debt Fund	13.3%
	JHF II Core Bond Fund	13.0%
	JHF Short Duration Bond Fund	12.5%
	JHF High Yield Fund	9.5%
	JHF II Capital Appreciation Value Fund	8.8%
	JHF II Fundamental Global Franchise Fund	8.4%
	JHF II Floating Rate Income Fund	8.1%
	JHF II Global Equity Fund	7.4%
	JHF II Strategic Income Opportunities Fund	5.3%
	JHF II Small Cap Growth Fund	5.2%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	31.4%
	JHF II Core Bond Fund	16.6%
	JHF Short Duration Bond Fund	14.8%
	JHF II Emerging Markets Debt Fund	14.4%
	JHF High Yield Fund	10.1%
	JHF II Floating Rate Income Fund	8.7%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,763,924	$252,700,922	$12,464,800	$(3,487,819)	$(1,374,388)	$(102,998,759)	—	$8,261,714	$157,304,756
Capital Appreciation	7,850,686	118,548,828	11,882,485	(1,792,137)	(543,617)	(53,200,018)	—	8,466,979	74,895,541
Capital Appreciation Value	10,058,688	80,546,510	29,286,337	(8,387,578)	(1,273,773)	(19,199,054)	$1,250,459	9,207,948	80,972,442
Core Bond	3,768,928	—	47,884,211	(5,056,301)	(362,281)	(1,648,135)	772,141	—	40,817,494
Disciplined Value	7,065,530	190,615,484	10,182,708	(34,218,398)	1,596,487	(20,224,080)	2,100,442	8,031,460	147,952,201
Disciplined Value International	12,426,929	203,514,944	4,079,014	(32,022,555)	1,979,342	(15,006,520)	3,398,027	680,986	162,544,225
Diversified Macro	2,390,434	38,792,465	3,967,047	(24,812,447)	791,587	2,655,734	2,190,374	—	21,394,386
Diversified Real Assets	12,704,527	181,796,341	9,166,988	(41,664,313)	5,138,624	(13,798,530)	3,332,862	4,662,584	140,639,110
Emerging Markets Debt	2,081,610	19,815,790	1,018,816	(1,918,985)	(505,598)	(3,339,164)	938,839	—	15,070,859
Emerging Markets Equity	21,353,157	253,570,261	8,678,187	(2,733,979)	(2,024,688)	(70,222,597)	2,485,970	—	187,267,184
Equity Income	12,385,736	304,205,878	24,343,876	(66,660,060)	6,215,060	(40,702,634)	4,788,431	19,555,444	227,402,120
Financial Industries	2,775,347	60,468,288	4,306,566	(11,586,132)	(541,466)	(11,488,862)	491,059	3,815,507	41,158,394
Fundamental Large Cap Core	4,050,968	298,287,076	13,781,052	(9,467,443)	(1,562,907)	(84,270,470)	1,315,254	12,465,798	216,767,308
Global Equity	4,158,279	40,399,481	16,393,647	(4,302,844)	(714,937)	(8,778,739)	424,857	2,639,076	42,996,608
Global Thematic Opportunities	6,017,863	90,898,171	309,243	(3,697,639)	(1,149,576)	(22,992,097)	309,243	—	63,368,102
Health Sciences	9,379,114	60,003,165	1,263,253	(6,677,441)	(1,160,834)	(8,127,024)	—	1,263,253	45,301,119
High Yield	2,607,725	9,973,268	747,020	(1,659,879)	(240,696)	(1,335,542)	494,015	—	7,484,171
International Dynamic Growth	4,074,115	50,045,401	2,403,966	—	—	(16,108,264)	330,511	—	36,341,103
International Growth	3,783,128	114,422,617	11,203,022	—	—	(40,732,257)	—	10,203,022	84,893,382
International Small Company	8,838,306	121,037,263	3,041,573	(16,324,810)	(1,934,075)	(22,474,724)	1,381,038	1,660,535	83,345,227
International Strategic Equity Allocation	26,507,614	321,192,561	5,346,756	(38,271,273)	(5,678,677)	(54,093,736)	5,363,896	—	228,495,631
John Hancock Collateral Trust	105	—	2,550,481	(2,549,438)	3	—	914	—	1,046
Mid Cap Growth	12,512,585	216,607,037	30,465,998	(5,003,722)	(4,327,037)	(82,085,723)	—	10,737,677	155,656,553
Mid Value	14,558,115	286,733,007	35,712,037	(59,005,367)	1,568,971	(48,383,901)	1,152,431	34,559,607	216,624,747
Multifactor Emerging Markets ETF	3,081,553	75,152,297	11,967,476	(10,129)	(2,376)	(15,646,054)	1,955,938	—	71,461,214
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	14,251,435	$29,118,971	$5,115,864	$(4,952,789)	$(9,127,286)	$(3,908,124)	—	$2,518,001	$16,246,636
Small Cap Core	7,466,222	134,113,181	3,506,122	(10,380,311)	(1,839,507)	(23,709,548)	—	975,239	101,689,937
Small Cap Growth	4,575,630	91,905,889	4,618,617	(2,633,302)	(1,162,342)	(32,833,859)	—	—	59,895,003
Small Cap Value	4,159,129	107,994,555	11,779,945	(27,594,958)	1,506,945	(23,937,885)	$789,171	10,990,775	69,748,602
U.S. Sector Rotation	17,315,607	205,244,029	3,868,468	(26,737,748)	(4,106,921)	(36,972,474)	1,410,135	2,458,332	141,295,354
					$(20,835,963)	$(875,563,040)	$36,676,007	$153,153,937	$2,939,030,455
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	—	$81,509,511	—	$(77,441,226)	$2,788,027	$(6,856,312)	—	—	—
Blue Chip Growth	10,783,198	574,982,157	$30,023,306	(11,745,980)	(4,521,341)	(232,676,928)	—	$18,759,073	$356,061,214
Bond	38,544,440	598,586,202	64,051,631	(42,228,434)	(8,403,797)	(98,208,215)	$20,366,312	—	513,797,387
Capital Appreciation	20,028,201	301,213,018	36,062,851	(9,916,387)	(2,774,903)	(133,515,543)	—	21,600,450	191,069,036
Capital Appreciation Value	43,230,577	393,168,678	74,786,627	(29,077,802)	(2,991,874)	(87,879,484)	5,301,616	39,039,278	348,006,145
Disciplined Value	16,770,804	444,007,403	31,055,379	(82,090,971)	5,540,214	(47,331,385)	4,945,461	18,909,956	351,180,640
Disciplined Value International	28,099,522	461,542,617	11,418,144	(75,215,261)	4,010,511	(34,214,266)	7,683,552	1,539,832	367,541,745
Diversified Macro	4,204,197	81,749,858	5,906,911	(58,507,320)	1,888,438	6,589,678	3,776,464	—	37,627,565
Diversified Real Assets	31,536,847	405,959,935	46,034,535	(83,228,359)	13,464,686	(33,117,896)	8,273,269	11,574,080	349,112,901
Emerging Markets Debt	22,874,790	214,848,726	12,077,728	(19,234,140)	(6,536,659)	(35,542,178)	10,339,600	—	165,613,477
Emerging Markets Equity	38,864,671	462,658,711	13,059,920	(3,782,099)	(2,947,217)	(128,146,151)	4,500,362	—	340,843,164
Equity Income	28,652,564	694,473,406	55,718,304	(147,383,118)	24,132,633	(100,880,145)	10,963,751	44,754,553	526,061,080
Financial Industries	6,389,633	141,016,506	9,914,932	(28,438,919)	(979,559)	(26,754,704)	1,130,556	8,784,376	94,758,256
Floating Rate Income	16,111,380	215,966,563	12,818,326	(89,932,208)	(6,865,613)	(13,085,083)	11,049,747	—	118,901,985
Fundamental Global Franchise	10,594,753	140,973,580	9,559,365	(8,973,137)	(2,582,936)	(38,220,767)	400,497	8,165,714	100,756,105
Fundamental Large Cap Core	7,262,930	539,207,700	24,707,873	(21,552,539)	(2,717,425)	(151,006,244)	2,358,102	22,349,772	388,639,365
Global Equity	15,861,479	174,581,998	39,832,120	(12,333,744)	(2,050,943)	(36,021,741)	1,594,291	9,903,241	164,007,690
Global Thematic Opportunities	13,064,365	197,341,635	4,895,238	(12,302,202)	(3,621,262)	(48,745,648)	682,991	—	137,567,761
Health Sciences	21,766,891	138,792,645	3,718,040	(16,048,218)	(2,578,215)	(18,750,170)	—	2,947,338	105,134,082
High Yield	46,178,377	177,768,262	10,081,594	(27,098,526)	(3,337,899)	(24,881,488)	8,826,469	—	132,531,943
International Dynamic Growth	9,406,423	111,735,289	9,785,194	(1,563,779)	(1,082,506)	(34,968,904)	763,092	—	83,905,294
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	7,786,504	$232,310,573	$29,044,383	$(3,362,024)	$(1,367,321)	$(81,896,465)	—	$21,235,394	$174,729,146
International Small Company	19,352,177	270,639,957	6,685,489	(40,664,505)	(3,947,123)	(50,222,791)	$3,035,572	3,649,917	182,491,027
International Strategic Equity Allocation	60,623,888	732,836,619	12,184,438	(87,212,459)	(11,444,610)	(123,786,077)	12,184,437	—	522,577,911
John Hancock Collateral Trust	107	—	1,771,231	(1,770,092)	(70)	—	454	—	1,069
Mid Cap Growth	28,156,709	487,418,096	74,024,069	(17,620,122)	(14,013,884)	(179,538,700)	—	24,162,685	350,269,459
Mid Value	33,076,023	653,645,385	81,137,717	(138,586,890)	10,459,380	(114,484,363)	2,618,322	78,519,394	492,171,229
Multifactor Emerging Markets ETF	8,405,994	198,586,439	38,906,278	(817,490)	(226,376)	(41,513,850)	5,266,577	—	194,935,001
Science & Technology	39,191,254	70,096,469	14,935,399	(8,594,115)	(16,962,317)	(14,797,406)	—	6,329,427	44,678,030
Short Duration Bond	10,154,673	—	98,980,012	(6,463,991)	19,826	887,141	874,257	—	93,422,988
Small Cap Core	17,550,146	315,600,020	6,758,175	(23,589,619)	(3,498,863)	(56,236,726)	—	2,300,793	239,032,987
Small Cap Growth	8,818,615	181,373,630	8,044,985	(7,817,708)	(2,533,197)	(63,632,041)	—	—	115,435,669
Small Cap Value	8,533,794	231,064,382	24,142,003	(65,943,993)	4,779,699	(50,930,358)	1,617,339	22,524,664	143,111,733
Strategic Income Opportunities	26,131,208	334,030,626	15,211,681	(53,490,984)	(4,547,701)	(39,560,090)	11,256,225	—	251,643,532
U.S. Sector Rotation	38,924,970	443,172,929	8,599,614	(45,428,497)	(6,203,590)	(82,512,701)	3,134,735	5,464,878	317,627,755
					$(51,653,787)	$(2,222,438,001)	$142,944,050	$372,514,815	$7,995,244,371
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	—	$101,287,060	—	$(96,371,896)	$1,360,100	$(6,275,264)	—	—	—
Blue Chip Growth	6,704,615	364,699,430	$28,142,050	(20,957,021)	(8,242,939)	(142,255,146)	—	$11,890,124	$221,386,374
Bond	51,506,069	898,441,560	34,849,031	(91,309,333)	(18,059,169)	(137,346,185)	$28,893,054	—	686,575,904
Capital Appreciation	11,041,956	166,776,486	25,373,109	(10,714,478)	(3,486,885)	(72,607,970)	—	11,904,252	105,340,262
Capital Appreciation Value	45,194,399	418,643,356	74,603,257	(34,269,637)	(2,767,623)	(92,394,442)	5,524,167	40,678,065	363,814,911
Core Bond	14,071,732	103,515,062	68,799,597	(992,547)	(26,631)	(18,898,621)	3,225,911	—	152,396,860
Disciplined Value	10,216,754	273,416,674	27,782,199	(62,680,910)	7,415,099	(31,994,228)	3,030,088	11,586,144	213,938,834
Disciplined Value International	21,605,294	356,854,372	12,056,561	(63,486,980)	845,079	(23,671,785)	5,907,766	1,183,953	282,597,247
Diversified Macro	6,123,786	102,238,848	9,513,852	(66,054,335)	2,589,182	6,520,340	5,462,953	—	54,807,887
Diversified Real Assets	21,973,259	281,496,671	37,662,668	(62,983,183)	12,824,061	(25,756,245)	5,764,390	8,064,226	243,243,972
Emerging Markets Debt	37,877,225	360,769,769	19,836,504	(35,495,442)	(12,287,953)	(58,591,770)	17,436,810	—	274,231,108
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	22,203,392	$272,840,317	$8,172,570	$(9,015,813)	$(6,126,894)	$(71,146,430)	$2,572,701	—	$194,723,750
Equity Income	17,294,816	427,645,572	33,646,518	(98,457,917)	22,353,746	(67,655,096)	6,640,946	$27,005,573	317,532,823
Financial Industries	4,674,729	104,522,509	7,253,879	(22,239,253)	(403,678)	(19,807,221)	827,128	6,426,751	69,326,236
Floating Rate Income	31,104,653	363,869,595	20,640,738	(121,162,664)	(8,759,856)	(25,035,475)	19,387,170	—	229,552,338
Fundamental Global Franchise	9,798,377	131,373,171	9,952,235	(10,408,555)	(2,527,801)	(35,206,480)	369,518	7,534,087	93,182,570
Fundamental Large Cap Core	4,325,489	315,976,324	21,217,460	(15,749,770)	(2,039,759)	(87,947,347)	1,404,384	13,310,564	231,456,908
Global Equity	17,197,997	199,112,895	36,438,251	(15,387,717)	(2,357,815)	(39,978,327)	1,720,476	10,687,059	177,827,287
Global Shareholder Yield	3,870,258	52,118,587	3,663,353	(10,641,044)	1,398,343	(7,294,826)	1,440,238	2,223,115	39,244,413
Global Thematic Opportunities	6,243,880	104,258,026	4,344,678	(15,122,634)	(1,533,077)	(26,198,938)	360,092	—	65,748,055
Health Sciences	16,251,619	103,287,998	5,549,546	(14,623,589)	(1,829,739)	(13,888,897)	—	2,199,437	78,495,319
High Yield	85,410,824	328,412,783	17,376,932	(48,372,919)	(6,329,174)	(45,958,558)	16,399,836	—	245,129,064
International Dynamic Growth	6,924,623	82,556,422	8,795,183	(2,747,944)	(1,505,253)	(25,330,771)	561,757	—	61,767,637
International Growth	6,135,985	182,785,172	25,983,128	(5,767,092)	(1,861,036)	(63,448,673)	—	16,674,006	137,691,499
International Small Company	9,636,413	145,961,237	3,299,355	(29,872,156)	(246,004)	(28,271,058)	1,498,085	1,801,270	90,871,374
International Strategic Equity Allocation	37,293,675	458,412,116	7,469,865	(60,632,812)	(6,933,646)	(76,844,041)	7,469,866	—	321,471,482
John Hancock Collateral Trust	104	—	4,555,091	(4,553,804)	(244)	—	1,539	—	1,043
Mid Cap Growth	17,931,246	322,261,002	50,131,249	(21,988,476)	(17,678,491)	(109,660,583)	—	15,387,702	223,064,701
Mid Value	22,321,193	449,254,006	54,761,310	(102,868,661)	3,209,127	(72,216,436)	1,766,962	52,988,430	332,139,346
Multi-Asset High Income	4,388,886	52,129,013	2,726,099	(8,682,412)	(668,441)	(6,135,950)	2,189,020	288,814	39,368,309
Multifactor Emerging Markets ETF	5,268,702	118,869,200	35,751,647	(6,697,117)	(1,293,333)	(24,449,198)	3,339,094	—	122,181,199
Science & Technology	33,309,814	49,934,677	12,300,921	(1,638,833)	(2,863,296)	(19,760,281)	—	4,502,666	37,973,188
Short Duration Bond	25,982,090	192,250,889	109,601,933	(50,684,919)	(3,789,361)	(8,343,318)	6,713,442	—	239,035,224
Small Cap Core	11,323,170	202,510,790	4,153,432	(14,703,089)	(1,423,278)	(36,316,286)	—	1,485,959	154,221,569
Small Cap Growth	5,744,112	126,152,212	7,143,923	(12,486,281)	(4,339,658)	(41,279,766)	—	—	75,190,430
Small Cap Value	6,288,804	167,753,123	17,790,951	(47,185,587)	4,532,162	(37,427,413)	1,191,864	16,599,086	105,463,236
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	56,614,367	$753,026,811	$29,190,898	$(137,871,924)	$(11,231,516)	$(87,917,910)	$25,133,397	—	$545,196,359
U.S. Sector Rotation	35,933,121	400,840,834	7,881,164	(36,065,021)	(3,489,238)	(75,953,470)	2,872,845	$5,008,319	293,214,269
					$(77,574,889)	$(1,756,744,065)	$179,105,499	$269,429,602	$7,119,402,987
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	—	$37,168,460	$287,699	$(35,661,750)	$1,214,269	$(3,008,678)	—	—	—
Blue Chip Growth	1,134,848	61,086,022	11,210,709	(9,372,559)	(2,276,613)	(23,174,867)	—	$2,038,169	$37,472,692
Bond	21,803,728	369,244,025	16,290,232	(30,983,275)	(5,277,994)	(58,629,288)	$11,999,466	—	290,643,700
Capital Appreciation	1,947,052	28,001,539	7,911,446	(4,396,690)	(1,006,065)	(11,935,356)	—	2,099,899	18,574,874
Capital Appreciation Value	12,995,122	125,680,445	17,975,507	(11,299,971)	(724,492)	(27,020,761)	1,589,925	11,707,661	104,610,728
Core Bond	18,933,568	241,685,214	14,865,661	(14,031,973)	(1,410,702)	(36,057,662)	4,860,801	—	205,050,538
Disciplined Value	2,053,711	51,567,255	6,959,283	(10,836,845)	577,545	(5,262,528)	603,139	2,306,221	43,004,710
Disciplined Value International	3,768,978	61,550,743	3,454,161	(11,836,093)	(369,004)	(3,501,578)	1,030,592	206,537	49,298,229
Diversified Macro	2,510,485	37,071,886	4,399,380	(21,836,881)	1,412,577	1,421,878	2,300,378	—	22,468,840
Diversified Real Assets	4,267,558	54,389,463	9,072,583	(13,880,446)	2,617,154	(4,956,886)	1,119,537	1,566,202	47,241,868
Emerging Markets Debt	16,294,051	152,592,661	10,429,739	(15,313,119)	(4,902,758)	(24,837,589)	7,419,047	—	117,968,934
Emerging Markets Equity	2,660,627	29,583,520	3,637,343	(1,329,917)	(919,150)	(7,638,099)	309,705	—	23,333,697
Equity Income	3,387,309	80,659,574	6,637,747	(16,375,979)	3,020,607	(11,750,953)	1,282,855	5,290,370	62,190,996
Floating Rate Income	13,896,044	153,348,071	10,897,269	(47,382,586)	(4,831,351)	(9,478,596)	8,382,050	—	102,552,807
Fundamental Global Franchise	2,832,478	37,853,443	4,149,358	(4,028,927)	(808,540)	(10,228,466)	109,840	2,239,527	26,936,868
Fundamental Large Cap Core	882,173	60,794,430	7,658,731	(3,552,056)	(519,719)	(17,176,329)	286,421	2,714,656	47,205,057
Global Equity	5,055,468	65,172,558	5,490,892	(5,145,841)	(1,757,316)	(11,486,757)	510,153	3,168,912	52,273,536
Global Shareholder Yield	2,819,455	36,259,642	2,872,152	(6,326,623)	951,124	(5,167,025)	1,028,519	1,619,349	28,589,270
High Yield	38,250,644	142,769,320	7,976,910	(18,207,258)	(2,435,196)	(20,324,428)	7,208,452	—	109,779,348
Infrastructure	902,864	15,029,622	716,580	(2,865,393)	506,465	(1,803,532)	243,146	—	11,583,742
International Growth	1,847,735	53,558,513	9,715,461	(2,454,048)	(1,437,901)	(17,918,856)	—	5,010,953	41,463,169
International Small Company	2,120,744	25,683,913	1,672,314	(2,078,248)	(418,012)	(4,861,356)	329,142	395,754	19,998,611
International Strategic Equity Allocation	8,470,196	105,376,564	2,110,026	(15,324,784)	(1,491,413)	(17,657,302)	1,696,388	—	73,013,091
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	112	—	$658,116	$(657,013)	$15	—	$283	—	$1,118
Mid Cap Growth	3,871,080	$67,626,393	18,221,371	(10,574,152)	(7,081,185)	$(20,036,190)	—	$3,321,968	48,156,237
Mid Value	3,879,252	80,559,468	11,137,102	(22,109,501)	1,409,645	(13,273,450)	307,084	9,208,981	57,723,264
Multi-Asset High Income	3,907,292	45,324,553	2,576,478	(6,945,859)	(490,990)	(5,415,773)	1,927,865	260,040	35,048,409
Multifactor Emerging Markets ETF	1,025,727	23,778,765	7,114,957	(1,619,570)	(268,534)	(5,219,009)	679,002	—	23,786,609
Short Duration Bond	13,009,498	109,736,786	42,257,804	(25,037,593)	(1,875,147)	(5,394,472)	3,740,419	—	119,687,378
Small Cap Core	747,535	11,331,138	1,957,834	(944,355)	(24,009)	(2,139,178)	—	99,857	10,181,430
Small Cap Growth	1,559,020	32,077,262	3,357,570	(3,214,916)	(1,111,160)	(10,701,187)	—	—	20,407,569
Small Cap Value	1,373,859	33,451,557	3,886,630	(7,410,840)	1,860,872	(8,748,605)	260,376	3,626,255	23,039,614
Strategic Income Opportunities	19,983,986	256,703,159	8,967,350	(39,448,878)	(2,711,760)	(31,064,090)	8,717,309	—	192,445,781
U.S. Sector Rotation	6,418,891	73,416,711	1,992,771	(8,603,637)	(926,194)	(13,501,501)	512,673	893,759	52,378,150
					$(31,504,932)	$(447,948,469)	$68,454,567	$57,775,070	$2,118,110,864
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	—	$66,678,463	$3,830,861	$(67,517,368)	$(361,446)	$(2,630,510)	—	—	—
Blue Chip Growth	413,471	22,734,164	8,266,598	(7,809,294)	(2,230,002)	(7,308,664)	—	$766,786	$13,652,802
Bond	25,672,924	434,126,017	21,543,331	(38,306,511)	(6,617,035)	(68,525,720)	$14,184,295	—	342,220,082
Capital Appreciation Value	5,307,310	50,845,281	9,463,183	(6,368,502)	(309,404)	(10,906,711)	646,239	4,758,682	42,723,847
Core Bond	24,248,446	317,526,241	12,117,416	(18,270,335)	(1,803,025)	(46,959,622)	6,286,220	—	262,610,675
Disciplined Value	475,792	12,998,278	1,618,672	(3,525,248)	296,847	(1,425,473)	140,303	536,475	9,963,076
Disciplined Value International	1,413,740	23,119,609	3,487,121	(6,767,165)	(338,204)	(1,009,639)	386,574	77,472	18,491,722
Emerging Markets Debt	17,574,566	165,744,976	16,564,844	(22,134,901)	(6,709,910)	(26,225,152)	8,796,799	—	127,239,857
Emerging Markets Equity	2,150,748	21,638,793	6,292,290	(2,379,766)	(1,657,356)	(5,031,897)	250,473	—	18,862,064
Equity Income	846,421	20,329,771	2,774,566	(5,453,489)	746,915	(2,857,476)	321,036	1,312,046	15,540,287
Floating Rate Income	14,974,589	165,744,976	9,839,471	(49,856,923)	(5,010,204)	(10,204,852)	8,950,401	—	110,512,468
Fundamental Global Franchise	1,393,510	18,115,986	3,983,095	(3,593,059)	(283,274)	(4,970,472)	52,155	1,063,379	13,252,276
Fundamental Large Cap Core	169,344	12,081,236	2,738,182	(2,369,255)	(132,950)	(3,255,608)	54,982	521,112	9,061,605
Global Equity	2,018,850	24,149,181	5,344,935	(3,674,744)	(499,723)	(4,444,745)	199,319	1,238,106	20,874,904
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	1,187,706	$15,727,625	$1,755,528	$(3,694,504)	$719,267	$(2,464,578)	$434,128	$681,539	$12,043,338
High Yield	40,662,961	152,436,986	10,980,659	(22,594,642)	(2,855,898)	(21,264,407)	7,724,244	—	116,702,698
Infrastructure	2,503,247	42,031,474	3,311,381	(9,698,027)	1,597,348	(5,125,515)	678,049	—	32,116,661
International Growth	717,046	20,963,715	5,026,144	(2,201,671)	(1,107,216)	(6,590,456)	—	1,945,942	16,090,516
International Strategic Equity Allocation	5,179,283	64,972,031	6,295,566	(15,181,959)	(1,045,958)	(10,394,257)	1,039,363	—	44,645,423
John Hancock Collateral Trust	121,734	—	2,108,984	(892,091)	(2)	(60)	2,361	—	1,216,831
Mid Cap Growth	1,610,283	27,356,390	13,845,341	(10,201,830)	(5,216,417)	(5,751,564)	—	1,381,865	20,031,920
Mid Value	1,550,943	33,435,850	7,357,851	(13,122,730)	(221,025)	(4,371,916)	122,774	3,681,794	23,078,030
Multi-Asset High Income	4,137,595	48,392,694	2,973,250	(7,997,055)	(533,503)	(5,721,154)	2,059,353	275,338	37,114,232
Short Duration Bond	15,446,753	120,981,735	57,428,402	(28,643,110)	(1,960,737)	(5,696,162)	4,144,979	—	142,110,128
Small Cap Growth	1,312,837	22,920,111	6,288,907	(3,133,961)	(2,186,546)	(6,703,475)	—	—	17,185,036
Small Cap Value	1,104,165	25,371,849	4,794,259	(6,324,220)	(898,909)	(4,426,126)	209,263	2,914,407	18,516,853
Strategic Income Opportunities	18,831,439	241,842,487	8,239,805	(36,990,283)	(1,899,329)	(29,845,924)	8,239,806	—	181,346,756
U.S. Sector Rotation	2,664,223	29,664,721	3,730,137	(5,893,734)	(531,270)	(5,229,797)	212,790	370,963	21,740,057
					$(41,048,966)	$(309,341,932)	$65,135,906	$21,525,906	$1,688,944,144
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Conservative Portfolio, Multimanager Lifestyle Growth Portfolio and Multimanager Lifestyle Moderate Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Conservative Portfolio, Multimanager Lifestyle Growth Portfolio and Multimanager Lifestyle Moderate Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2022.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$16,621,517	$2,330,162
Multimanager Lifestyle Growth Portfolio	37,136,761	5,064,483
Multimanager Lifestyle Balanced Portfolio	23,651,482	3,158,210
Multimanager Lifestyle Moderate Portfolio	4,632,505	586,169
Multimanager Lifestyle Conservative Portfolio	2,347,809	289,046
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$373,412,760
Multimanager Lifestyle Growth Portfolio	894,131,683
Multimanager Lifestyle Balanced Portfolio	646,432,767
Multimanager Lifestyle Moderate Portfolio	123,587,095
Multimanager Lifestyle Conservative Portfolio	48,963,566
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2012	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2008	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2012	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	2012	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	61

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
^Grace K. Fey
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Geoffrey Kelley, CFA 1
David Kobuszewski, CFA1
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the fund.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
62	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

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NOT PART OF THE SHAREHOLDER REPORT

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NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2674466	LSA 12/22
2/2023

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2022, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

These fees represent aggregate fees billed for the last two fiscal years (the "Reporting Periods") for professional services rendered by the principal accountant for the audits of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

2022: $149,020

2021: $187,876

(b) AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $121,890 and $119,500 for the fiscal years ended December 31, 2022 and 2021, respectively.

2022: $35,609

2021: $35,779

(c) TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2022: $0

2021: $3,914

The nature of the services comprising the tax fees was the review of the Registrant's tax returns and tax distribution requirements.

(d) ALL OTHER FEES:

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

2022: $586

2021: $1,731

The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)According to the registrant's principal accountant, for the fiscal period ended December 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,142,428 for the fiscal year ended December 31, 2022 and $998,890 for the fiscal year ended December 31, 2021.

(h)The Registrant's audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant's investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess - retired December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not Applicable

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds -Nominating and Governance Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within

90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott Andrew Arnott President

Date: February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: February 10, 2023

/s/ Charles A. Rizzo Charles A. Rizzo

Chief Financial Officer

Date: February 10, 2023